CONVERTIBLE PREFERRED SHARE WARRANT LIABILITY (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2017	Mar. 31, 2017
Class of Warrant or Right [Line Items]
Warrants outstanding	1,546,799	1,546,799
Loss related to fair value remeasurement of warrants	$ 1,205	$ 406
Convertible preferred share warrant liability
Class of Warrant or Right [Line Items]
Warrants expiry term (in years)	10 years
Fair value of warrants			$ 200	$ 400
Warrants outstanding	1,546,799	1,546,799
Carrying amount per share	$ 3.85	$ 1.13
Aggregate proceeds	$ 3,000	$ 1,800
Loss related to fair value remeasurement of warrants	$ 1,200	$ 400
Convertible preferred share warrant liability | Series D convertible preferred shares
Class of Warrant or Right [Line Items]
Warrants converted in to shares	1,546,799
Exercise price of warrants	$ 1.94